May 3, 2012

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company and its Massachusetts Mutual Variable Life

Separate Account I

Post-Effective Amendment No. 4 to Registration Statement on Form N-6

Prospectus Title: Variable Universal Life III

File Nos. 333-150916, 811-08075

Class Identifier: C000066422

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Depositor”) and its Massachusetts Mutual Variable Life Separate Account I (the “Registrant”), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”) that:

•

the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Post-Effective Amendment No. 4 (the “Most Recent Amendment”) to the above-referenced Registration Statement, which was filed on April 25, 2012 and became effective on May 1, 2012; and

•	the text of the Most Recent Amendment was filed electronically.

Sincerely,

/s/ Angela N. Brown
Angela N. Brown
Assistant Vice President & Counsel
Massachusetts Mutual Life Insurance Company